WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 93.8%
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 3.3%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$94,973
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	425,949
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	69,684
AT&T Inc., Senior Notes	4.900%	6/15/42	150,000	177,780
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	251,033
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	354,047
AT&T Inc., Senior Notes	3.500%	9/15/53	37,000	35,945	(a)
AT&T Inc., Senior Notes	3.500%	2/1/61	70,000	66,934
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	70,000	112,316
Corning Inc., Senior Notes	3.900%	11/15/49	130,000	149,350
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	60,000	86,491
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,790,000	2,030,144
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	952,814

Total Diversified Telecommunication Services				4,807,460

Entertainment - 0.1%
Activision Blizzard Inc., Senior Notes	1.350%	9/15/30	60,000	58,816
Activision Blizzard Inc., Senior Notes	2.500%	9/15/50	140,000	131,268

Total Entertainment				190,084

Media - 4.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	580,000	606,100	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	151,165
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	349,455
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	416,200
Comcast Corp., Senior Notes	6.450%	3/15/37	220,000	332,831
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	253,707
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	1,440,801
Fox Corp., Senior Notes	5.476%	1/25/39	510,000	683,894
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	239,832
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	200,000	283,700
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	10,000	13,555
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	60,767

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report	1

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	$180,000	$211,680
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	410,000	628,799
Walt Disney Co., Senior Notes	6.550%	3/15/33	545,000	796,880
Walt Disney Co., Senior Notes	7.750%	12/1/45	130,000	226,298

Total Media				6,695,664

Wireless Telecommunication Services - 2.4%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	1,229,453
Sprint Corp., Senior Notes	7.250%	9/15/21	640,000	670,400
Sprint Corp., Senior Notes	7.875%	9/15/23	340,000	391,212
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	347,465
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	210,000	217,531	(a)(b)
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	60,000	70,390	(a)
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	120,000	119,038	(a)(b)
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	210,000	252,326	(a)
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	210,000	271,932
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	10,000	11,660

Total Wireless Telecommunication Services				3,581,407

TOTAL COMMUNICATION SERVICES				15,274,615

CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.7%
General Motors Co., Senior Notes	5.400%	10/2/23	130,000	143,447
General Motors Co., Senior Notes	6.125%	10/1/25	190,000	221,049
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	207,108
General Motors Co., Senior Notes	6.750%	4/1/46	270,000	333,247
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	200,000	201,589	(a)

Total Automobiles				1,106,440

Hotels, Restaurants & Leisure - 1.5%
Marriott International Inc., Senior Notes	3.600%	4/15/24	200,000	206,232
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	192,251
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	299,653
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	12,495
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	380,000	378,664	(a)
Sands China Ltd., Senior Notes	4.600%	8/8/23	200,000	213,722
Sands China Ltd., Senior Notes	5.125%	8/8/25	450,000	492,342
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	223,196
Sands China Ltd., Senior Notes	4.375%	6/18/30	200,000	211,980	(a)

Total Hotels, Restaurants & Leisure				2,230,535

See Notes to Schedule of Investments.

2	Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Household Durables - 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	$250,000	$283,125
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	200,000	242,375

Total Household Durables				525,500

Specialty Retail - 0.5%
Home Depot Inc., Senior Notes	3.900%	12/6/28	590,000	699,482
Home Depot Inc., Senior Notes	3.350%	4/15/50	50,000	58,217

Total Specialty Retail				757,699

TOTAL CONSUMER DISCRETIONARY				4,620,174

CONSUMER STAPLES - 4.8%
Beverages - 2.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	840,000	1,038,947
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,390,000	1,574,367
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	70,000	83,746
Coca-Cola Co., Senior Notes	4.125%	3/25/40	180,000	230,709
Coca-Cola Co., Senior Notes	4.200%	3/25/50	110,000	147,991
Pernod Ricard SA, Senior Notes	5.750%	4/7/21	199,000	204,421	(a)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	670,000	929,945	(a)

Total Beverages				4,210,126

Food Products - 0.1%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	110,000	120,627

Tobacco - 1.9%
Altria Group Inc., Senior Notes	3.800%	2/14/24	190,000	207,869
Altria Group Inc., Senior Notes	4.400%	2/14/26	410,000	474,176
Altria Group Inc., Senior Notes	4.800%	2/14/29	870,000	1,033,756
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	123,351
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	374,443
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	415,535
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	109,824

Total Tobacco				2,738,954

TOTAL CONSUMER STAPLES				7,069,707

ENERGY - 15.2%
Energy Equipment & Services - 0.2%
Halliburton Co., Senior Notes	2.920%	3/1/30	130,000	128,465
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	206,879

Total Energy Equipment & Services				335,344

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report	3

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - 15.0%
Apache Corp., Senior Notes	6.000%	1/15/37	$106,000	$101,488
Apache Corp., Senior Notes	5.100%	9/1/40	20,000	17,950
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	80,766
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	440,000	492,035
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	470,000	454,600
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	20,000	22,629	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	40,000	45,038	(a)
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	600,000	644,711
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	170,000	171,474
ConocoPhillips, Senior Notes	6.500%	2/1/39	810,000	1,187,797
Continental Resources Inc., Senior Notes	4.500%	4/15/23	400,000	381,932
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	121,526
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	392,499
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	324,127
Ecopetrol SA, Senior Notes	5.375%	6/26/26	540,000	597,375
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	210,000	162,225	(c)(d)
Energy Transfer Operating LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	560,000	443,100	(c)(d)
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	860,000	908,672
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	30,000	32,252
Energy Transfer Operating LP, Senior Notes	6.625%	10/15/36	20,000	21,664
Energy Transfer Operating LP, Senior Notes	5.800%	6/15/38	40,000	40,325
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	409,723
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	100,000	99,364
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	360,000	321,028	(d)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	240,000	283,450
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	200,000	231,173
Exxon Mobil Corp., Senior Notes	2.995%	8/16/39	120,000	127,341
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	140,000	171,999
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	2,000,000	2,770,856
MPLX LP, Senior Notes	4.800%	2/15/29	60,000	68,737
MPLX LP, Senior Notes	4.500%	4/15/38	380,000	389,950
Noble Energy Inc., Senior Notes	6.000%	3/1/41	390,000	542,443
Noble Energy Inc., Senior Notes	5.250%	11/15/43	150,000	199,157
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	270,000	265,444

See Notes to Schedule of Investments.

4	Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	$980,000	$917,471
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	160,000	127,200
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	465,000	442,913
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 0.950%)	1.193%	2/8/21	390,000	384,338	(d)
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 1.450%)	1.730%	8/15/22	80,000	73,034	(d)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	120,000	119,625	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	200,000	188,480	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	190,000	225,264
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	280,000	313,320
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	319,893
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	450,000	433,685
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,005,000	836,160
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	211,355
Range Resources Corp., Senior Notes	9.250%	2/1/26	460,000	473,441	(a)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	372,618
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	470,000	609,175
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	230,000	291,459
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	130,000	140,799	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	363,329
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	31,685	(a)
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	660,000	643,500
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	680,000	655,506
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	90,000	87,714
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	80,000	68,550
Western Midstream Operating LP, Senior Notes	6.250%	2/1/50	270,000	250,571
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	47,000	61,982
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	48,764
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	870,536
WPX Energy Inc., Senior Notes	4.500%	1/15/30	110,000	108,348

Total Oil, Gas & Consumable Fuels				22,195,565

TOTAL ENERGY				22,530,909

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report	5

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 31.3%
Banks - 20.5%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	$200,000	$197,328	(a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	250,000	261,625	(a)(c)(d)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	340,000	345,737	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	400,000	427,356
Banco Santander SA, Senior Notes	3.490%	5/28/30	200,000	218,620
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	473,982
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	70,000	75,949	(d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	160,000	199,234	(d)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	452,759
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,493,141
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	240,000	252,541	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	450,000	495,179
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,060,000	1,077,105	(c)(d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	640,000	717,415	(d)
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year ICE Swap Rate + 6.314%)	7.625%	3/30/21	330,000	335,981	(a)(c)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	280,000	345,659	(a)(d)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	459,852	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	437,409
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	352,600
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	889,995
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	543,473
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	569,583
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	220,000	243,607	(a)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	450,000	642,549
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	340,000	464,353

See Notes to Schedule of Investments.

6	Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	$1,040,000	$1,225,944	(a)(c)(d)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	1,780,000	1,870,678	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	230,000	259,060	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	318,805	(c)(d)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	241,417
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	210,000	228,475
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	70,000	99,764
ING Bank NV, Subordinated Notes	5.800%	9/25/23	600,000	674,282	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	300,000	308,680	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	224,786	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	260,000	267,364	(c)(d)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	50,000	60,277	(d)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	633,625
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	490,000	665,087
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	360,000	378,349	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	370,000	394,214	(c)(d)
Natwest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	1,360,000	2,077,291	(c)(d)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	590,000	606,060	(c)(d)
Natwest Group PLC, Subordinated Notes	6.100%	6/10/23	1,010,000	1,117,280
Natwest Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	393,849
Natwest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	230,000	237,914	(d)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	480,000	537,638
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	229,948	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report	7

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	$410,000	$506,844	(a)
UniCredit SpA, Senior Notes	6.572%	1/14/22	590,000	626,314	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,040,000	1,196,718	(a)(d)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	11/2/20	1,190,000	1,191,166	(c)(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	260,000	357,719	(d)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	570,874
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	580,000	724,619
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	110,000	133,839

Total Banks				30,331,912

Capital Markets - 4.7%
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	651,589
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	1,060,000	1,064,770	(a)(c)(d)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	289,313	(a)(d)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	40,000	60,826
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	853,776
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	931,993
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	662,011
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	820,000	1,026,999	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	70,000	80,650	(a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	141,137
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	70,000	85,289
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	90,000	116,768
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	340,000	378,767
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	580,000	619,553	(a)(c)(d)

Total Capital Markets				6,963,441

Consumer Finance - 0.8%
Navient Corp., Senior Notes	7.250%	1/25/22	830,000	852,306
Navient Corp., Senior Notes	6.125%	3/25/24	290,000	293,078

Total Consumer Finance				1,145,384

See Notes to Schedule of Investments.

8	Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	$340,000	$350,716
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	330,000	342,101
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	142,859	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	150,000	162,565	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	220,000	275,841	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	487,037	273,350	(a)(e)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	2.980%	12/21/65	470,000	240,520	(a)(d)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	3.230%	12/21/65	270,000	147,635	(a)(d)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	190,000	192,761
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	392,000	393,759	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	220,000	221,843	(a)

Total Diversified Financial Services				2,743,950

Insurance - 3.4%
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	480,000	631,905	(d)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	80,000	88,354
American International Group Inc., Senior Notes	6.400%	12/15/20	90,000	91,096
American International Group Inc., Senior Notes	4.750%	4/1/48	70,000	86,042
AXA SA, Subordinated Notes	8.600%	12/15/30	200,000	306,238
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	230,000	258,463	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	628,878	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	80,000	81,901	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	260,000	341,953	(a)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	1,150,000	1,433,746

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report	9

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	$90,000	$110,814	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	110,000	120,469	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	400,000	598,211	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	210,000	215,603	(a)

Total Insurance				4,993,673

TOTAL FINANCIALS				46,178,360

HEALTH CARE - 8.3%
Biotechnology - 0.9%
AbbVie Inc., Senior Notes	4.550%	3/15/35	130,000	160,256	(a)
AbbVie Inc., Senior Notes	4.050%	11/21/39	740,000	853,266	(a)
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	84,520
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	65,344
Regeneron Pharmaceuticals Inc., Senior Notes	1.750%	9/15/30	120,000	117,827

Total Biotechnology				1,281,213

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	90,000	128,023
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	410,000	507,916

Total Health Care Equipment & Supplies				635,939

Health Care Providers & Services - 5.8%
Centene Corp., Senior Notes	4.750%	1/15/25	240,000	246,972
Centene Corp., Senior Notes	4.250%	12/15/27	100,000	104,875
Centene Corp., Senior Notes	4.625%	12/15/29	360,000	388,784
Centene Corp., Senior Notes	3.375%	2/15/30	500,000	519,533
Centene Corp., Senior Notes	3.000%	10/15/30	100,000	102,145	(b)
Cigna Corp., Senior Notes	4.125%	11/15/25	340,000	390,391
Cigna Corp., Senior Notes	4.800%	8/15/38	340,000	423,377
CVS Health Corp., Senior Notes	4.100%	3/25/25	940,000	1,062,914
CVS Health Corp., Senior Notes	4.300%	3/25/28	540,000	632,854
CVS Health Corp., Senior Notes	4.780%	3/25/38	570,000	696,174
CVS Health Corp., Senior Notes	5.125%	7/20/45	340,000	430,884
CVS Health Corp., Senior Notes	5.050%	3/25/48	560,000	717,102
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	100,000	120,064
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	10,000	11,366
HCA Inc., Senior Secured Notes	4.125%	6/15/29	210,000	237,778
HCA Inc., Senior Secured Notes	5.125%	6/15/39	110,000	133,908

See Notes to Schedule of Investments.

10	Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
HCA Inc., Senior Secured Notes	5.500%	6/15/47	$220,000	$273,383
HCA Inc., Senior Secured Notes	5.250%	6/15/49	350,000	429,478
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	125,982
Humana Inc., Senior Notes	4.800%	3/15/47	150,000	197,008
Magellan Health Inc., Senior Notes	4.900%	9/22/24	690,000	712,670
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	170,000	192,365
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	160,000	183,440
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	140,000	161,282

Total Health Care Providers & Services				8,494,729

Pharmaceuticals - 1.2%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	80,000	77,800	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	80,000	78,890	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	910,000	1,061,487
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	250,000	352,679
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	210,396
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	39,561

Total Pharmaceuticals				1,820,813

TOTAL HEALTH CARE				12,232,694

INDUSTRIALS - 8.4%
Aerospace & Defense - 2.9%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	520,000	519,455	(a)
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	140,000	133,001	(a)
Boeing Co., Senior Notes	2.800%	3/1/24	320,000	326,649
Boeing Co., Senior Notes	3.100%	5/1/26	1,400,000	1,397,623
Boeing Co., Senior Notes	5.705%	5/1/40	210,000	248,635
Boeing Co., Senior Notes	5.805%	5/1/50	140,000	170,020
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	200,000	218,615
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	40,000	50,968
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	870,000	1,146,874
United Technologies Corp., Senior Notes	4.625%	11/16/48	110,000	144,164

Total Aerospace & Defense				4,356,004

Airlines - 1.5%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	540,000	482,175
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	150,000	128,255
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	260,000	285,880	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	320,000	328,870	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report	11

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - (continued)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	$180,000	$187,157	(a)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	31,692	29,881
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	510,000	545,561
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	190,000	208,099

Total Airlines				2,195,878

Building Products - 0.3%
Carrier Global Corp., Senior Notes	3.377%	4/5/40	180,000	189,256	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	200,000	213,639	(a)

Total Building Products				402,895

Commercial Services & Supplies - 0.5%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	110,000	120,780
Waste Connections Inc., Senior Notes	4.250%	12/1/28	480,000	575,681

Total Commercial Services & Supplies				696,461

Construction & Engineering - 0.7%
Vinci SA, Senior Notes	3.750%	4/10/29	890,000	1,065,777	(a)

Industrial Conglomerates - 0.8%
General Electric Co., Senior Notes	6.750%	3/15/32	200,000	251,819
General Electric Co., Senior Notes	6.875%	1/10/39	716,000	921,860
General Electric Co., Senior Notes	4.250%	5/1/40	60,000	61,072

Total Industrial Conglomerates				1,234,751

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	311,229

Road & Rail - 0.3%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	398,328

Trading Companies & Distributors - 1.0%
Aircastle Ltd., Senior Notes	5.250%	8/11/25	630,000	617,809	(a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	180,000	185,883	(a)
BOC Aviation Ltd., Senior Notes	2.625%	9/17/30	620,000	615,404	(a)

Total Trading Companies & Distributors				1,419,096

Transportation Infrastructure - 0.2%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	350,000	370,343	(a)

TOTAL INDUSTRIALS				12,450,762

INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.4%
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	260,000	343,198
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	210,000	285,986

Total Communications Equipment				629,184

See Notes to Schedule of Investments.

12	Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
IT Services - 0.1%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	$110,000	$126,973
S&P Global Inc., Senior Notes	2.300%	8/15/60	50,000	45,525

Total IT Services				172,498

Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Inc., Senior Notes	4.150%	11/15/30	280,000	315,182
Broadcom Inc., Senior Notes	4.300%	11/15/32	370,000	423,687
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	181,787
Intel Corp., Senior Notes	4.750%	3/25/50	10,000	13,845
Intel Corp., Senior Notes	4.950%	3/25/60	60,000	88,092
NVIDIA Corp., Senior Notes	3.500%	4/1/40	60,000	70,619
NVIDIA Corp., Senior Notes	3.500%	4/1/50	190,000	223,843
NVIDIA Corp., Senior Notes	3.700%	4/1/60	80,000	95,799
NXP BV / NXP Funding LLC / NXP USA Inc., Senior Notes	3.400%	5/1/30	100,000	109,780	(a)
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	270,000	333,499

Total Semiconductors & Semiconductor Equipment				1,856,133

Software - 1.0%
Microsoft Corp., Senior Notes	4.250%	2/6/47	970,000	1,340,155
ServiceNow Inc., Senior Notes	1.400%	9/1/30	90,000	88,162

Total Software				1,428,317

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	425,570
HP Inc., Senior Notes	4.650%	12/9/21	310,000	325,151

Total Technology Hardware, Storage & Peripherals				750,721

TOTAL INFORMATION TECHNOLOGY				4,836,853

MATERIALS - 5.9%
Chemicals - 0.8%
Dow Chemical Co., Senior Notes	7.375%	11/1/29	800,000	1,127,501
Ecolab Inc., Senior Notes	4.800%	3/24/30	80,000	102,280

Total Chemicals				1,229,781

Metals & Mining - 4.9%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	500,000	552,341	(a)
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	50,000	57,666
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	470,000	509,890
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	70,806
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	257,390

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report	13

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25, then USD 5 year ICE Swap Rate + 5.093% to 10/19/45, then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	$470,000	$568,345	(a)(d)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	340,000	340,094	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	200,000	198,072	(a)
Fresnillo PLC, Senior Notes	4.250%	10/2/50	270,000	266,406	(a)(b)
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	551,960	(a)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	176,427	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	530,000	574,938	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	360,000	393,661	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	170,000	185,853	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	593,649
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,495,884
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	350,000	380,149

Total Metals & Mining				7,173,531

Paper & Forest Products - 0.2%
Georgia-Pacific LLC, Senior Notes	7.375%	12/1/25	250,000	323,375

TOTAL MATERIALS				8,726,687

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	250,000	261,119
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	170,000	177,172
Simon Property Group LP, Senior Notes	2.650%	7/15/30	60,000	60,614
Welltower Inc., Senior Notes	4.125%	3/15/29	320,000	363,621

Total Equity Real Estate Investment Trusts (REITs)				862,526

Real Estate Management & Development - 0.2%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	280,000	349,157

TOTAL REAL ESTATE				1,211,683

UTILITIES - 2.4%
Electric Utilities - 2.4%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	276,774
Exelon Corp., Senior Notes	4.050%	4/15/30	120,000	141,098
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	310,000	341,328
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	830,000	1,165,150
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	100,000	114,479	(a)

See Notes to Schedule of Investments.

14	Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	$150,000	$178,978
Pacific Gas and Electric Co., Secured Bonds	2.100%	8/1/27	130,000	125,983
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	90,000	85,902
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	20,000	18,458
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	310,000	342,111
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	720,953

TOTAL UTILITIES				3,511,214

TOTAL CORPORATE BONDS & NOTES (Cost - $119,122,353)				138,643,658

SOVEREIGN BONDS - 3.9%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	35,343	16,205
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/30	167,827	70,907
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/35	452,973	171,450
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,220,000	494,100	*(a)(f)

Total Argentina				752,662

Canada - 0.8%
Province of Quebec Canada, Senior Notes	7.970%	7/22/36	650,000	1,146,506

Colombia - 0.7%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	870,000	980,229

Ghana - 0.2%
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	310,000	269,208	(a)

Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	240,000	277,795

Kenya - 0.3%
Kenya Government International Bond, Senior Notes	8.000%	5/22/32	460,000	455,318	(a)

Mexico - 0.2%
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	360,000	375,136

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report	15

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Qatar - 0.5%
Qatar Government International Bond, Senior Notes	3.375%	3/14/24	$410,000	$442,355	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	270,000	364,426	(a)

Total Qatar				806,781

United Arab Emirates - 0.4%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	440,000	555,282	(a)

Uruguay - 0.1%
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	70,000	93,362

TOTAL SOVEREIGN BONDS (Cost - $5,756,736)				5,712,279

MUNICIPAL BONDS - 1.2%
California - 0.9%
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	650,000	1,120,112
University of California Revenue, Taxable, General Series AG	4.062%	5/15/33	150,000	161,807

Total California				1,281,919

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	194,074

Illinois - 0.2%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	310,000	343,700

TOTAL MUNICIPAL BONDS (Cost - $1,577,986)				1,819,693

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost - $143,068)	3.470%		5,725	108,560	(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $126,600,143)				146,284,190

See Notes to Schedule of Investments.

16	Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $485,469)	0.020%	485,469	$485,469	(g)

TOTAL INVESTMENTS - 99.3% (Cost - $127,085,612)			146,769,659
Other Assets in Excess of Liabilities - 0.7%			1,006,630

Total Net Assets - 100.0%			$147,776,289

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	The coupon payment on this security is currently in default as of September 30, 2020.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2020, the total market value of investments in Affiliated Companies was $485,469 and the cost was $485,469 (Note 2).

Abbreviation(s) used in this schedule:

GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At September 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	51	12/20	$11,265,820	$11,269,008	$3,188
U.S. Treasury 5-Year Notes	69	12/20	8,685,643	8,696,156	10,513
U.S. Treasury 10-Year Notes	2	12/20	278,941	279,063	122

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report	17

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2020

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury Ultra Long- Term Bonds	29	12/20	$6,525,368	$6,432,562	$(92,806)

					(78,983)

Contracts to Sell:
U.S. Treasury Long-Term Bonds	116	12/20	20,602,278	20,448,625	153,653

Net unrealized appreciation on open futures contracts					$74,670

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Investment Grade Income Fund Inc. 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end diversified investment company. The Fund seeks a high level of current income, consistent with prudent investment risk. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

20

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$138,643,658	—	$138,643,658
Sovereign Bonds	—	5,712,279	—	5,712,279
Municipal Bonds	—	1,819,693	—	1,819,693
Preferred Stocks	—	108,560	—	108,560

Total Long-Term Investments	—	146,284,190	—	146,284,190

Short-Term Investments†	$485,469	—	—	485,469

Total Investments	$485,469	$146,284,190	—	$146,769,659

Other Financial Instruments:
Futures Contracts	$167,476	—	—	$167,476

Total	$652,945	$146,284,190	—	$146,937,135

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$92,806	—	—	$92,806

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2020. The following transactions were effected in such company for the period ended September 30, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold				Net Increase (Decrease) in Unrealized Appreciation (Depreciation)
		Cost	Shares	Cost	Shares	Realized Gain (Loss)	Interest Income		Affiliate Value at September 30, 2020
Western Asset Premier Institutional Government Reserves, Premium Shares	$28,103	$20,351,823	20,351,823	$19,894,457	19,894,457	—	$1,898	—	$485,469

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